Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (5,970,105)	$ (10,978,791)	$ (6,726,689)